As filed with the Securities and Exchange Commission on August 23, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc
 (Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
 (Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2016

Date of reporting period:  06/30/2016

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2016 (Unaudited)

	Shares	Fair Value	Percent of Net Assets
COMMON STOCKS - 75.66%
ACCOMMODATION & FOOD SERVICES
Darden Restaurants, Inc.	3,000	$190,020	2.02

ARTS, ENTERTAINMENT & RECREATION
Speedway Motorsports, Inc.	15,000	266,250	2.83

FINANCE & INSURANCE
American International Group, Inc.	6,000	317,340	3.37
Aon Corp. (a)	4,200	458,766	4.88
		776,106	8.25
HEALTH CARE
HCA Holdings, Inc. (b)	5,500	423,555	4.50
HealthSouth Corp.	7,775	301,825	3.21
		725,380	7.71
INFORMATION
Comcast Corp. - Class A	4,900	319,431	3.40
Discovery Communications (b)	13,500	321,975	3.42
Microsoft Corp.	8,000	409,360	4.35
Oracle Corp.	10,000	409,300	4.35
The Walt Disney Co.	2,700	264,114	2.81
		1,724,180	18.33
MANUFACTURING
Anheuser Busch InBev NV - ADR (a)	2,600	342,368	3.64
Fortune Brands Home & Security, Inc.	4,700	272,459	2.90
Johnson & Johnson	2,900	351,770	3.74
Valero Energy Corp.	3,200	163,200	1.73
		1,129,797	12.01
MINING, QUARRYING & OIL & GAS EXTRACTION
Cimarex Energy Co.	2,530	301,880	3.21
Halliburton Co.	7,500	339,675	3.61
		641,555	6.82
PROFESSIONAL, SCIENTIFIC, & TECHNICAL SERVICES
International Business Machines Corp.	1,000	151,780	1.61

RETAIL TRADE
Amazon.com, Inc. (b)	320	228,998	2.43
Hanesbrands, Inc.	8,500	213,605	2.27
Lowe's Companies, Inc.	5,000	395,850	4.21
Staples, Inc.	21,600	186,192	1.98
		1,024,645	10.89
TRANSPORTATION & WAREHOUSING
Union Pacific Corp.	5,600	488,600	5.19
TOTAL COMMON STOCKS (Cost $4,280,332)		7,118,313	75.66

CONVERTIBLE PREFERRED STOCKS - 5.48%
MANUFACTURING
Allergan PLC (a)	325	270,927	2.88

UTILITIES
Kinder Morgan, Inc.	5,000	244,250	2.60
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $552,810)		515,177	5.48

	Shares	Fair Value	Percent of Net Assets
EXCHANGE TRADED FUNDS - 4.32%
Sprott Physical Gold Trust (a)(b)	37,000	406,260	4.32
TOTAL EXCHANGE TRADED FUNDS (Cost $340,420)		406,260	4.32

OPEN-END FUNDS - 2.49%
Deutsche CROCI International Fund - Class S	6,069	234,523	2.49
TOTAL OPEN-END FUNDS (Cost $250,000)		234,523	2.49

REITS - 4.51%
REAL ESTATE & RENTAL & LEASING
Medical Properties Trust, Inc.	15,000	228,150	2.43
Prologis, Inc.	4,000	196,160	2.08
TOTAL REITS (Cost $335,554)		424,310	4.51

ROYALTY TRUST - 4.84%
CONSTRUCTION
Texas Pacific Land Trust	2,700	455,355	4.84
TOTAL ROYALTY TRUST (Cost $390,001)		455,355	4.84

SHORT-TERM INVESTMENTS - 2.97%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.27% (c)	279,709	279,709	2.97
TOTAL SHORT-TERM INVESTMENTS (Cost $279,709)		279,709	2.97

Total Investments (Cost $6,428,826) - 100.27%		9,433,647	100.27
Liabilities in Excess of Other Assets - (0.27)%		(25,726)	(0.27)
TOTAL NET ASSETS - 100.00%		$9,407,921	100.00%

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Foreign issued security listed directly on a U.S. securities exchange.
(b)	Presently non-income producing.
(c)	Rate shown is the 7-day yield as of June 30, 2016.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Cost of investments	$6,428,826
Gross unrealized appreciation	3,316,112
Gross unrealized depreciation	(311,291)
Net unrealized appreciation	$3,004,821

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Securities Valuation as of June 30, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 –Quoted unadjusted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use in valuing the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities– Equity securities, usually common stocks, preferred stocks, foreign issued common stocks, exchanged traded funds, and real estate investment trusts traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, and warrants that are actively traded are valued based on quoted prices from the exchange.  If there is no such reported sale on the valuation date, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. These securities will generally be categorized in Level 1 of the fair value hierarchy.

Mutual Funds – Mutual funds are generally priced at the ending net asset value provided by the service agent of the Funds and will be categorized as Level 1 securities.

Bonds & Notes - Bonds and notes are valued at an evaluated bid price obtained from independent pricing services.  Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates fair value. These securities will generally be categorized in Level 2 of the fair value hierarchy.

Short-Term Debt Securities - Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by an independent pricing service that uses a matrix pricing method or other analytical models. To the extent the inputs are observable and timely, these securities would be categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Depending on the relative significance of the valuation inputs, these securities may be categorized in either Level 2 or Level 3 of the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks
Accommodation & Food Services	$190,020	$-	$-	$190,020
Arts, Entertainment & Recreation	266,250	-	-	266,250
Finance & Insurance	776,106	-	-	776,106
Healthcare	725,380	-	-	725,380
Information	1,724,180	-	-	1,724,180
Manufacturing	1,129,797	-	-	1,129,797
Mining, Quarrying & Oil & Gas Extraction	641,555	-	-	641,555
Professional, Scientific & Technical Services	151,780	-	-	151,780
Retail Trade	1,024,645	-	-	1,024,645
Transportation & Warehousing	488,600	-	-	488,600
Total Common Stocks	7,118,313	-	-	7,118,313
Convertible Preferred Stocks
Manufacturing	270,927	-	-	270,927
Utilities	244,250	-	-	244,250
Total Convertible Preferred Stocks	515,177	-	-	515,177
Exchange Traded Funds	406,260	-	-	406,260
Open-End Funds	234,523	-	-	234,523
REITs
Real Estate & Rental & Leasing	424,310	-	-	424,310
Royalty Trust
Construction	455,355	-	-	455,355
Short-Term Investments	279,709	-	-	279,709
Total Investments	$9,433,647	$-	$-	$9,433,647

Transfers between Levels are recognized at the end of the reporting period. There were no transfers between Levels during the period. There were no Level 3 securities held during the period ended June 30, 2016.

Derivatives at June 30, 2016 (Unaudited)

To generate additional income or hedge against a possible loss in the value of securities it holds, the Fund may write covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is  recorded as a liability and subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.  The objective, as stated above, is to hedge against a possible decline in the value of securities and to generate additional income when we feel certain securities are locked in a trading range.  With regards to hedging against a possible decline, we will sell covered calls with strike prices below the price of a security at the time of writing the call.  Regarding additional income, the Fund will sell calls on certain securities that are within a trading range.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging ("ASC 815").ASC 815 requires enhanced disclosures about the Fund's use of and accounting for derivative instruments and the effect of derivative instruments on the Fund's results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loass by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as  hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.   Even though the Fund may use derivatives in an attempt to achieve an economic hedge,  the Fund's derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information

Transactions in written options contracts for the period ended June 30, 2016, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at September 30, 2015	-	$-
Options written	250	32,964
Options terminated in closing purchase transactions	(185)	(20,622)
Options expired	(45)	(9,292)
Options exercised	(20)	(3,050)
Options outstanding at June 30, 2016	-	$-

The average monthly market value of written options during the period ended June 30, 2016 was $2,129.

Values of Derivative Instruments as of June 30, 2016:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Options	N/A	$-	Written options, at value	$-
Total		$-		$-

The effect of derivative instruments on the Statement of Operations for the period October 1, 2015 through June 30, 2016 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written Options	Total
Equity Contracts	$16,712	$16,712

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written Options	Total
Equity Contracts	$-	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)  /s/ Gary B. Wood
            Gary B. Wood, President

Date  August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gregory B. Wood
    Gregory B. Wood, Treasurer

Date  August 19, 2016